Equity - Stock options (Details)		1 Months Ended	12 Months Ended
	Aug. 15, 2019 $ / shares	Aug. 31, 2019 USD ($) director installment $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued | shares				95,000
Total compensation expenses | $			$ 30,490	$ 213,431
Vested stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued | shares		95,000
Number of directors to whom options were granted | director		2
Number of equal installments in which the options will vest | installment		4
Exercise price (in dollars per share) | $ / shares	$ 5.00	$ 5.0
Term of the options	3 years
Market price (in dollars per share) | $ / shares		$ 4.6
Volatility (as a percent)		118.00%
Risk-free interest rate (as a percent)		1.44%
Dividend yield (as a percent)		0.00%
Estimated fair value of options | $		$ 243,922
Total service period		1 year